PERSONNEL	12 Months Ended
Dec. 31, 2023
Number and average number of employees [abstract]
PERSONNEL	PERSONNEL
The average number of employees, including executive and non-executive directors, during the year was as follows:

	Year ended December 31,
	2023	2022	2021
Executive director	1	1	1
Non-executive directors	6	6	6
Sales and marketing employees	284	191	96
Technology employees	105	91	58
General and administrative employees	55	57	25
	451	346	186
As of December 31, 2023, 2022 and 2021, the Group had 489, 395 and 229 employees, respectively.